Offsets	Aug. 21, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	First Industrial Realty Trust, Inc.
Form or Filing Type	S-3
File Number	333-269886
Initial Filing Date	Feb. 24, 2023
Fee Offset Claimed	$ 19,265
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, (par value $0.01 per share)
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 800,000,000
Offset Note	First Industrial Realty Trust, Inc. previously registered shares of common stock having an aggregate offering price of up to $800,000,000, offered by means of a 424(b)(5) prospectus supplement, dated February 24, 2023 (the “2023 Prospectus Supplement”), pursuant to a Registration Statement on Form S-3 (Registration No. 333-269886) filed with the Securities and Exchange Commission on February 21, 2023. In connection with the filing of the 2023 Prospectus Supplement, First Industrial Realty Trust, Inc. paid total filing fees of $88,160.00, consisting of a contemporaneous fee payment in the amount of $54,061.67 and an offset of $34,098.33 based on a portion of previously paid registration fees of $64,900.00 paid on the unsold securities offered by means of a prospectus supplement, dated February 14, 2020, pursuant to a Registration Statement on Form S-3 (Registration No. 333-236418) filed with the Securities and Exchange Commission on February 13, 2020. No shares of common stock were sold pursuant to the 2023 Prospectus Supplement and First Industrial Realty Trust, Inc. terminated the offering that included the unsold securities under the 2023 Prospectus Supplement. On May 12, 2025, First Industrial, L.P., of which First Industrial Realty Trust, Inc. is the sole general partner and has an approximate 97.0% ownership interest at June 30, 2025, registered debt securities having an aggregate offering price of $450,000,000, offered by means of a 424(b)(5) prospectus supplement, dated May 12, 2025 (the “2025 Prospectus Supplement”), pursuant to a Registration Statement on Form S-3 (Registration No. 333-287056) filed with the Securities and Exchange Commission on May 8, 2025. In connection with the filing of the 2025 Prospectus Supplement, First Industrial, L.P. paid total filing fees of $68,895.00, which was fully offset by a portion of the $88,160.00 in previously paid registration fees for the 2023 Prospectus Supplement, resulting in $19,265.00 in remaining unused fees available to be applied to future filings. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $122,480.00 due for this offering is partially offset by the aforementioned $19,265.00 in filing fees that was previously paid and remains unused with respect to securities that were previously offered pursuant to the 2023 Prospectus Supplement and were not sold thereunder.
Termination / Withdrawal Statement	First Industrial Realty Trust, Inc. terminated the offering that included the unsold securities under the 2023 Prospectus Supplement
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	First Industrial Realty Trust, Inc.
Form or Filing Type	S-3
File Number	333-269886
Filing Date	Feb. 24, 2023
Fee Paid with Fee Offset Source	$ 54,061.67
Offset Note	First Industrial Realty Trust, Inc. previously registered shares of common stock having an aggregate offering price of up to $800,000,000, offered by means of a 424(b)(5) prospectus supplement, dated February 24, 2023 (the “2023 Prospectus Supplement”), pursuant to a Registration Statement on Form S-3 (Registration No. 333-269886) filed with the Securities and Exchange Commission on February 21, 2023. In connection with the filing of the 2023 Prospectus Supplement, First Industrial Realty Trust, Inc. paid total filing fees of $88,160.00, consisting of a contemporaneous fee payment in the amount of $54,061.67 and an offset of $34,098.33 based on a portion of previously paid registration fees of $64,900.00 paid on the unsold securities offered by means of a prospectus supplement, dated February 14, 2020, pursuant to a Registration Statement on Form S-3 (Registration No. 333-236418) filed with the Securities and Exchange Commission on February 13, 2020. No shares of common stock were sold pursuant to the 2023 Prospectus Supplement and First Industrial Realty Trust, Inc. terminated the offering that included the unsold securities under the 2023 Prospectus Supplement. On May 12, 2025, First Industrial, L.P., of which First Industrial Realty Trust, Inc. is the sole general partner and has an approximate 97.0% ownership interest at June 30, 2025, registered debt securities having an aggregate offering price of $450,000,000, offered by means of a 424(b)(5) prospectus supplement, dated May 12, 2025 (the “2025 Prospectus Supplement”), pursuant to a Registration Statement on Form S-3 (Registration No. 333-287056) filed with the Securities and Exchange Commission on May 8, 2025. In connection with the filing of the 2025 Prospectus Supplement, First Industrial, L.P. paid total filing fees of $68,895.00, which was fully offset by a portion of the $88,160.00 in previously paid registration fees for the 2023 Prospectus Supplement, resulting in $19,265.00 in remaining unused fees available to be applied to future filings. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $122,480.00 due for this offering is partially offset by the aforementioned $19,265.00 in filing fees that was previously paid and remains unused with respect to securities that were previously offered pursuant to the 2023 Prospectus Supplement and were not sold thereunder.
Termination / Withdrawal Statement	First Industrial Realty Trust, Inc. terminated the offering that included the unsold securities under the 2023 Prospectus Supplement
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	First Industrial Realty Trust, Inc.
Form or Filing Type	S-3
File Number	333-236418
Filing Date	Feb. 14, 2020
Fee Paid with Fee Offset Source	$ 34,098.33
Offset Note	First Industrial Realty Trust, Inc. previously registered shares of common stock having an aggregate offering price of up to $800,000,000, offered by means of a 424(b)(5) prospectus supplement, dated February 24, 2023 (the “2023 Prospectus Supplement”), pursuant to a Registration Statement on Form S-3 (Registration No. 333-269886) filed with the Securities and Exchange Commission on February 21, 2023. In connection with the filing of the 2023 Prospectus Supplement, First Industrial Realty Trust, Inc. paid total filing fees of $88,160.00, consisting of a contemporaneous fee payment in the amount of $54,061.67 and an offset of $34,098.33 based on a portion of previously paid registration fees of $64,900.00 paid on the unsold securities offered by means of a prospectus supplement, dated February 14, 2020, pursuant to a Registration Statement on Form S-3 (Registration No. 333-236418) filed with the Securities and Exchange Commission on February 13, 2020. No shares of common stock were sold pursuant to the 2023 Prospectus Supplement and First Industrial Realty Trust, Inc. terminated the offering that included the unsold securities under the 2023 Prospectus Supplement. On May 12, 2025, First Industrial, L.P., of which First Industrial Realty Trust, Inc. is the sole general partner and has an approximate 97.0% ownership interest at June 30, 2025, registered debt securities having an aggregate offering price of $450,000,000, offered by means of a 424(b)(5) prospectus supplement, dated May 12, 2025 (the “2025 Prospectus Supplement”), pursuant to a Registration Statement on Form S-3 (Registration No. 333-287056) filed with the Securities and Exchange Commission on May 8, 2025. In connection with the filing of the 2025 Prospectus Supplement, First Industrial, L.P. paid total filing fees of $68,895.00, which was fully offset by a portion of the $88,160.00 in previously paid registration fees for the 2023 Prospectus Supplement, resulting in $19,265.00 in remaining unused fees available to be applied to future filings. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $122,480.00 due for this offering is partially offset by the aforementioned $19,265.00 in filing fees that was previously paid and remains unused with respect to securities that were previously offered pursuant to the 2023 Prospectus Supplement and were not sold thereunder.
Termination / Withdrawal Statement	First Industrial Realty Trust, Inc. terminated the offering that included the unsold securities under the 2023 Prospectus Supplement